BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 244,488	$ 264,615	$ 11,055
Restricted cash, short-term	65	130	65
Short-term investments		0	53,553
Prepaid expenses and other current assets	12,005	12,746	1,367
Total current assets	256,558	277,491	66,040
Restricted cash, long-term	812	275	340
Property, equipment and software, net	11,086	9,637	6,526
Other assets	3,722	3,596	78
Total assets	278,277	290,999	72,984
Current liabilities:
Accounts payable	4,099	2,497	399
Accrued expenses and other current liabilities	6,151	3,142	892
Short-term notes payable	357	358	246
Total current liabilities	12,555	5,997	1,537
Long-term notes payable	641	722	512
Warrant liabilities		49,419
Other long-term liability		50
Long-term deferred rent		177	130
Total liabilities	45,009	56,365	2,179
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock	0	0	1
Additional paid-in capital	434,573	417,492	129,449
Accumulated other comprehensive income			45
Accumulated deficit	(201,350)	(182,903)	(58,690)
Total stockholders' equity	233,268	234,634	70,805
Total liabilities and stockholders' equity	278,277	290,999	72,984
Founder
Stockholders' equity:
Preferred stock
Common Class A [Member]
Stockholders' equity:
Common stock	36	36
Common Class B [Member]
Stockholders' equity:
Common stock	$ 9	$ 9